TRADE AND OTHER RECEIVABLES - Additional informaton (Details)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Percentage of rate on Program of Social Integration.	1.65
Percentage of rates on contribution for the financing of Social Security	7.65%